ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Notes to Financial Statements
Accounts payable	$ 1,442,684	$ 2,156,646	$ 1,984,326